Segment information	12 Months Ended
Dec. 31, 2024
Segment information
Segment information

Note 3: Segment information

(i) The Group reports under two segments: Trading and manufacturing, and Engineering.

Operating income represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Intersegment transactions are not significant and have been eliminated to arrive at consolidated totals.

	Year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	9,549	12,143	9,332
Engineering	5,834	5,797	5,617
	15,383	17,940	14,949
Operating income / (loss)
Trading and manufacturing	278	377	(246)
Engineering	273	(438)	590
Unallocated corporate expenses	(165)	(188)	(230)
	386	(249)	114

	Year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	11	11	28
Engineering	3	4	5
	14	15	33
Capital expenditures, gross
Trading and manufacturing	3	3	2
Engineering	2	2	5
	5	5	7

	December 31,
	2024	2023
	US$’000	US$’000
Assets
Trading and manufacturing	6,668	8,229
Engineering	14,040	13,891
	20,708	22,120
Liabilities
Trading and manufacturing	2,155	3,605
Engineering	1,859	2,035
	4,014	5,640

(ii) Geographical analysis of revenue by customer location is as follows:

	Year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Revenue -
The PRC	6,398	7,125	5,878
Hong Kong	6,745	9,879	7,174
Others	2,240	936	1,897
	15,383	17,940	14,949

(iii) Long-lived assets (1)

Geographical analysis of long-lived assets is as follows:

	December 31,
	2024	2023
	US$’000	US$’000

Hong Kong	5	6
The PRC	154	162
	159	168

(1) Long-lived assets represent property, plant and equipment, net.

(iv) Major suppliers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	Year ended December 31,
	2024	2023	2022

Supplier A	36%	23%	21%
Supplier B	26%	42%	33%
Supplier C	8%	7%	6%
Supplier D	5%	5%	5%
Supplier E	-	-	5%
Supplier F	-	-	5%

(v) Major customers

Details of individual customers accounting for more than 5% of the Group’s revenue are as follows:

	Year ended December 31,
	2024	2023	2022

Customer A	13%	10%	9%
Customer B	9%	14%	18%
Customer C	9%	-	-
Customer D	6%	-	-
Customer E	5%	-	-
Customer F	5%	-	-
Customer G	-	7%	-
Customer H	-	5%	-
Customer I	-	5%	6%